6. FIXED ASSETS	6 Months Ended
Jun. 30, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
FIXED ASSETS

On December 31, 2013, the Company acquired a 5,000 square foot commercial building in Pueblo West for the purchase price of $452,753. We did not book any depreciation expense for the asset in 2013. In future years, the building will be depreciated using straight-line depreciation and an estimated useful life of 25 years.